Share-based Compensation (Details 4) (Restricted Shares, CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation
Vesting period		4 years
Restricted Shares
Balance outstanding at the beginning of the period (in shares)		312,941	281,540
Granted (in shares)	281,540	486,000	34,286
Exercised (in shares)		(5,211)
Forfeited (in shares)		(13,623)	(2,885)
Balance outstanding at the end of the period (in shares)	281,540	780,107	312,941	281,540
Weighted average remaining contractual life
Balance outstanding at the end of the period		4 years 8 months 23 days	4 years 5 months 27 days	5 years 4 months 2 days
Additional disclosures
Fair value of awards vested		1,850	2,580	0
Share-based compensation		4,040	2,152	2,380
Unrecognized compensation expenses		7,406
Weighted average period over which unrecognized compensation expenses are expected to be recognized		1 year 11 days
Vested (in shares)		80,198
First anniversary of the date of grant
Share-based compensation
Percentage of awards subject to vest		25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Percentage of awards subject to vest		75.00%
Period of vesting of the remaining 75% awards granted		12